Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

August 10, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A of Advanced Series Trust
Post-Effective Amendment No. 63 to the Registration

Statement under the Securities Act of 1933 and

Amendment No. 65 to the Registration Statement under
the Investment Company Act of 1940
Securities Act Registration File No. 33-24962
Investment Company Act File No. 811-5186

Dear Sir or Madam:

On behalf of Advanced Series Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 63 to the Registration Statement under the 1933 Act and Amendment No. 65 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding six new investment portfolios to the Trust (each, a “New Portfolio” and collectively, the “New Portfolios”).  The Amendment is not intended to amend any of the Trust’s current prospectuses, each dated May 1, 2007 (the “Current Prospectuses”), or the Trust’s current statement of additional information, dated May 1, 2007 (the “Current Statement of Additional Information”), relating to any of the other investment portfolios of the Trust.  The Current Prospectuses and the Current Statement of Additional Information remain unchanged.

Five of the New Portfolios will be “funds-of-funds” and will invest in other mutual funds in accordance with their own asset allocation strategies (each, an “Asset Allocation Portfolio” and collectively, the “Asset Allocation Portfolios”).  Specifically, each Asset Allocation Portfolio will invest at least 90% of its net assets in certain other investment portfolios of the Trust.  Each Asset Allocation Portfolio also may invest up to 10% of its net assets in exchange traded funds.  The investment objective of each Asset Allocation Portfolio is to obtain the highest potential total return consistent with its specified level of risk tolerance.

The other New Portfolio is the AST Western Asset Core Plus Bond Portfolio (the “Western Asset Core Plus Bond Portfolio”).  Under normal market conditions, the Western Asset Core Plus Bond Portfolio will invest at least 80% of its net assets in debt and fixed-income securities of varying maturities.  The investment objective of the Western Asset Core Plus Bond Portfolio will be to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain its specified average duration.  The Western Asset Core Plus Bond Portfolio’s current target average duration is generally 2.5 to 7 years.  The Western Asset Core Plus Bond Portfolio also may invest up to: (i) 15% of its net assets in debt securities that are rated, at the time of purchase, below investment grade, but at least B-/B3, or if unrated, are determined by the relevant subadvisers to be of comparable quality; (ii) 25% of its total assets in the securities of non-U.S. issuers; and (iii) 20% of its total assets in non-U.S. dollar-denominated securities.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information is substantially similar to the information set forth in certain comparable sections of the Current Prospectuses and the Current Statement of Additional Information.  We further note that the sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information relating to the investment objective and policies of the Western Asset Core Plus Bond Portfolio are substantially similar to the disclosure relating to the Western Asset Core Plus Bond Fund that is set forth in the currently effective Registration Statement on Form N-1A of Western Asset Funds, Inc. (File Nos. 333-34929 and 811-06110).

Since much of the information set forth in the Amendment is substantially similar to information set forth in currently effective registration statements, we request that the Amendment receive limited review. The Trust currently intends to file a subsequent post-effective amendment on or about October 25, 2007 pursuant to Rule 485(b) under the 1933 Act to respond to any comments received from the staff of the Commission (the “Staff”) regarding the Amendment and to include certain other non-material information.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz
Secretary

cc:	Kathryn L. Quirk
Jonathan D. Shain
Christopher Palmer, Esq.